Net interest income (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interest income
Other spendings from interest income	R$ 1,478,234	R$ 1,246,489	R$ 717,467
Real estate loans from interest income	1,080,761	925,900	714,011
Personal loans from interest income	1,040,255	1,117,470	583,307
Business loans	567,088	521,929	450,650
Foreign exchange transactions	418,724	242,443	101,704
Amounts due from financial institutions	338,955	497,054	221,136
Interest income on other financial assets	215,196	(1,458)	14,383
Total interest income	5,139,213	4,549,827	2,802,658
Interest expenses
Securities issued	(1,994,191)	(1,631,470)	(1,028,817)
Securities purchased with agreements to resell	(1,044,916)	(1,016,636)	(760,511)
Saving	(102,935)	(91,926)	(80,993)
Deposits from customers	(98,170)	(131,020)	(35,469)
Interest expense on other financial liabilities	(71,426)	(16,521)	(67,060)
Interest expense	R$ (3,311,638)	R$ (2,887,573)	R$ (1,972,850)